EMPLOYEE BENEFIT LIABILITIES - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Parenthetical) (Details)	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Rate increase	1.00%	1.00%
Rate decrease	1.00%	1.00%
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Rate increase	1.00%	1.00%
Rate decrease	1.00%	1.00%